Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 672	$ 1,534	$ 601	$ 18,103
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance			25,409	$ 45,166	$ 45,166
Amount used during the period			(918)		(1,070)
Remeasurement			(601)		(18,687)
Closing balance	$ 23,890		$ 23,890		$ 25,409